CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 214		$ 409,320	$ (20,091)	$ (7,848)	$ (265,431)	$ 116,164
Balance, shares at Dec. 31, 2016	77,768,929						77,768,929
Exercise of options and RSU's		[1]	294				$ 294
Exercise of options and RSU's, shares	276,263
Share-based compensation expense			1,203				1,203
Other comprehensive income, net					677		677
Net income						15,560	15,560
Balance at Dec. 31, 2017	$ 214		410,817	(20,091)	(7,171)	(249,871)	$ 133,898
Balance, shares at Dec. 31, 2017	78,045,192						78,045,192
Exercise of options and RSU's		[1]	374				$ 374
Exercise of options and RSU's, shares	325,200
Share-based compensation expense			1,032				1,032
Other comprehensive income, net					(2,196)		(2,196)
Cumulative effect of accounting change						70	70
Net income						5,296	5,296
Balance at Jun. 30, 2018	$ 214		$ 412,223	$ (20,091)	$ (9,367)	$ (244,505)	$ 138,474
Balance, shares at Jun. 30, 2018	78,370,392						78,370,392

[1]	Represent an amount lower than $1.